Note 7 - Loan Information (Details) - Nonaccrual Loans - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Real estate:
Loans	$ 2,953	$ 2,528	$ 2,849
Residential Portfolio Segment [Member]
Real estate:
Loans	1,100	1,064
Commercial Real Estate Portfolio Segment [Member]
Real estate:
Loans	1,186	860
Home Equity Portfolio Segment [Member]
Real estate:
Loans	266	165
Commercial Portfolio Segment [Member]
Real estate:
Loans	$ 401	$ 439